CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net income (loss)	$ 1,269,569	$ (253,886)	$ (661,982)	$ (973,896)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance on note receivable			0	82,250
Impairment of goodwill	720,000	0	0	308,815
Depreciation and amortization			0	61,410
Impairment of intangible assets			405,000	0
Gain on settlement of accrued liabilities	(2,059,292)	0
Changes in assets and liabilities
Accounts payable and accrued liabilities	12,378	150,282	150,378	147,091
Inventory			0	17,500
Accrued interest receivable			0	282,628
Accounts payable and accrued liabilities - related party	0	75,000	75,000	0
Lease liability			0	(31,570)
Net cash used in operating activities	(57,345)	(28,604)	(31,604)	(105,772)
Cash Flows from Investing Activities:
Net cash used in investing activities			0	0
Cash Flows from Financing Activities:
Advances			0	57,650
Advances - related party	57,345	28,604	0	32,000
Proceeds from notes payable			31,604	0
Repayments from notes payable			0	(2,500)
Net cash provided by in financing activities	57,345	28,604	31,604	87,150
Net increase in cash	0	0	0	(18,622)
Cash, beginning of period	0	0	0	18,622
Cash, end of period	0	0	0	0
Supplemental disclosure of cash flow information
Cash paid for interest	0	0	0	0
Cash paid for taxes	0	0	0	0
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for asset purchase agreement	$ 0	$ 405,000	$ 405,000	$ 0